RESEARCH AND DEVELOPMENT EXPENSES	12 Months Ended
Dec. 31, 2021
RESEARCH AND DEVELOPMENT EXPENSES
RESEARCH AND DEVELOPMENT EXPENSES

21— RESEARCH AND DEVELOPMENT EXPENSES

Research and development expenses consist of the following:

	2021	2020	2019
Gross research and development expenses	(4,757)	(5,173)	(4,727)
Research Tax Credit	617	492	762
Grants	739	184	236
Net Research and development expenses	(3,402)	(4,496)	(3,728)

In 2021 grants consisted mainly of national grants for the assessment and optimization of the focal treatments of prostate cancer (Perfuse development project) and of a financial impact for the development of innovative imaging solutions for the focal treatment of liver cancer (HECAM Development project). Ref. Note 12.

In 2020 and 2019 grants consisted mainly of national grants for the assessment and optimization of the focal treatments of prostate cancer (Perfuse development project).

Research and development costs are expensed as incurred and include amortization of assets, costs of prototypes, salaries, benefits and other headcount related costs, contract and other outside service fees, and facilities and overhead costs.